Inventories	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories

9. INVENTORIES

Inventories as of March 31, 2014 and December 31, 2013 consist of the following (in millions):

	March 31, 2014	December 31, 2013
Raw materials	$2,275	$1,956
Work-in-process	1,140	949
Finished goods	5,137	4,505

Total inventories	$8,552	$7,410